Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction (Details) - United Spirits Limited - ₨ / shares
	Dec. 31, 2020	Jul. 04, 2013
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%
Proportion of ownership interest in subsidiary	55.88%
USL Benefit Trust
Disclosure of contingent liabilities [line items]
Ownership interest held by external party	2.38%
UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%
Acquisition price per share (in INR per share)		₨ 1,440